Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.27%
Communication services: 13.43%
Entertainment: 4.06%
Live Nation Entertainment, Inc.†	2,471	$357,504
Netflix, Inc.†	2,130	2,080,499
Roblox Corp. Class A†	4,280	304,179
Spotify Technology SA†	2,343	1,285,253
Take-Two Interactive Software, Inc.†	2,488	461,549
TKO Group Holdings, Inc. Class A†	2,713	421,085
		4,910,069
Interactive media & services: 8.33%
Alphabet, Inc. Class A	9,640	1,966,753
Alphabet, Inc. Class C	9,173	1,885,969
Meta Platforms, Inc. Class A	7,881	5,431,427
Pinterest, Inc. Class A†	24,064	793,149
		10,077,298
Media: 1.04%
Fox Corp. Class A	18,073	924,976
Trade Desk, Inc. Class A†	2,776	329,456
		1,254,432
Consumer discretionary: 13.45%
Broadline retail: 6.30%
Amazon.com, Inc.†	27,869	6,623,904
MercadoLibre, Inc.†	518	995,694
		7,619,598
Hotels, restaurants & leisure: 3.96%
Booking Holdings, Inc.	287	1,359,680
DoorDash, Inc. Class A†	8,114	1,532,166
DraftKings, Inc. Class A†	6,585	276,241
Hilton Worldwide Holdings, Inc.	1,566	401,006
Royal Caribbean Cruises Ltd.	3,510	935,766
Viking Holdings Ltd.†	5,662	286,667
		4,791,526
Household durables: 1.32%
Lennar Corp. Class A	3,834	503,174
PulteGroup, Inc.	9,579	1,089,899
		1,593,073
Specialty retail: 1.27%
AutoZone, Inc.†	127	425,477
Carvana Co. Class A†	1,438	355,876
Ross Stores, Inc.	5,022	756,112
		1,537,465
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.60%
Deckers Outdoor Corp.†	2,457	$435,773
On Holding AG Class A†	4,828	289,101
		724,874
Consumer staples: 1.57%
Consumer staples distribution & retail : 0.83%
Costco Wholesale Corp.	1,025	1,004,377
Household products: 0.58%
Colgate-Palmolive Co.	8,077	700,276
Personal care products: 0.16%
BellRing Brands, Inc.†	2,593	200,568
Energy: 1.45%
Oil, gas & consumable fuels: 1.45%
ConocoPhillips	4,895	483,773
Diamondback Energy, Inc.	3,895	640,182
EOG Resources, Inc.	4,992	627,944
		1,751,899
Financials: 11.81%
Banks: 2.40%
Citigroup, Inc.	7,877	641,424
Citizens Financial Group, Inc.	11,111	528,550
First Citizens BancShares, Inc. Class A	339	747,390
JPMorgan Chase & Co.	3,683	984,466
		2,901,830
Capital markets: 6.24%
Goldman Sachs Group, Inc.	1,529	979,171
Interactive Brokers Group, Inc. Class A	5,529	1,202,226
KKR & Co., Inc.	8,135	1,359,114
Robinhood Markets, Inc. Class A†	15,307	795,199
S&P Global, Inc.	1,453	757,609
Tradeweb Markets, Inc. Class A	12,157	1,542,723
Virtu Financial, Inc. Class A	22,846	915,211
		7,551,253
Financial services: 2.15%
Affirm Holdings, Inc.†	5,354	326,969
Mastercard, Inc. Class A	2,216	1,230,833
Visa, Inc. Class A	3,050	1,042,490
		2,600,292
Insurance: 1.02%
Progressive Corp.	4,995	1,230,968
See accompanying notes to portfolio of investments
2 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Health care: 9.13%
Biotechnology: 3.66%
AbbVie, Inc.	4,366	$802,908
Argenx SE ADR†	1,372	898,838
Exelixis, Inc.†	31,367	1,039,816
Natera, Inc.†	1,706	301,826
Neurocrine Biosciences, Inc.†	1,265	192,052
Regeneron Pharmaceuticals, Inc.†	710	477,816
United Therapeutics Corp.†	2,020	709,363
		4,422,619
Health care equipment & supplies: 3.08%
Boston Scientific Corp.†	14,874	1,522,502
DexCom, Inc.†	2,859	248,247
Intuitive Surgical, Inc.†	3,418	1,954,686
		3,725,435
Health care providers & services: 1.61%
Cencora, Inc.	3,000	762,630
UnitedHealth Group, Inc.	2,179	1,182,086
		1,944,716
Life sciences tools & services: 0.42%
Danaher Corp.	2,279	507,625
Pharmaceuticals: 0.36%
Teva Pharmaceutical Industries Ltd. ADR†	24,573	435,679
Industrials: 8.69%
Aerospace & defense: 1.99%
Axon Enterprise, Inc.†	712	464,352
General Electric Co.	7,778	1,583,368
Howmet Aerospace, Inc.	2,805	355,057
		2,402,777
Building products: 0.67%
Owens Corning	4,390	810,174
Commercial services & supplies: 0.71%
Rollins, Inc.	8,894	440,253
Tetra Tech, Inc.	1,832	67,417
Waste Connections, Inc.	1,875	344,569
		852,239
Construction & engineering: 1.91%
EMCOR Group, Inc.	4,033	1,807,026
Quanta Services, Inc.	1,641	504,788
		2,311,814
Electrical equipment: 1.14%
Eaton Corp. PLC	852	278,127
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Electrical equipment(continued)
Generac Holdings, Inc.†	5,525	$825,048
Vertiv Holdings Co. Class A	2,398	280,614
		1,383,789
Ground transportation: 0.87%
Old Dominion Freight Line, Inc.	5,670	1,052,409
Passenger airlines: 0.79%
United Airlines Holdings, Inc.†	9,018	954,465
Professional services: 0.61%
Leidos Holdings, Inc.	5,189	736,994
Information technology: 36.80%
Communications equipment: 2.49%
Arista Networks, Inc.†	19,311	2,225,206
Motorola Solutions, Inc.	1,683	789,748
		3,014,954
Electronic equipment, instruments & components: 0.81%
TD SYNNEX Corp.	6,872	979,329
IT services: 3.44%
Gartner, Inc.†	1,357	736,620
Globant SA†	2,314	493,622
Okta, Inc.†	10,557	994,681
Shopify, Inc. Class A†	2,150	251,120
Twilio, Inc. Class A†	11,470	1,681,273
		4,157,316
Semiconductors & semiconductor equipment: 9.84%
Analog Devices, Inc.	1,430	303,003
Applied Materials, Inc.	4,105	740,337
Broadcom, Inc.	16,779	3,712,689
KLA Corp.	973	718,308
Monolithic Power Systems, Inc.	434	276,619
NVIDIA Corp.	39,236	4,711,066
QUALCOMM, Inc.	4,160	719,389
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,435	719,014
		11,900,425
Software: 14.85%
Adobe, Inc.†	948	414,703
AppLovin Corp. Class A†	1,142	422,072
Cadence Design Systems, Inc.†	4,794	1,426,790
CyberArk Software Ltd.†	2,857	1,059,890
Datadog, Inc. Class A†	5,859	836,138
Fair Isaac Corp.†	164	307,264
Microsoft Corp.	20,472	8,497,108
Monday.com Ltd.†	1,305	333,375
See accompanying notes to portfolio of investments
4 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Software(continued)
Oracle Corp.	2,507	$426,340
Salesforce, Inc.	6,505	2,222,758
Samsara, Inc. Class A†	5,985	308,228
ServiceNow, Inc.†	1,678	1,708,842
		17,963,508
Technology hardware, storage & peripherals: 5.37%
Apple, Inc.	24,412	5,761,232
Dell Technologies, Inc. Class C	7,007	725,925
		6,487,157
Materials: 0.78%
Chemicals: 0.40%
CF Industries Holdings, Inc.	5,289	487,699
Metals & mining: 0.38%
Nucor Corp.	3,568	458,238
Real estate: 1.16%
Retail REITs : 0.74%
Simon Property Group, Inc.	5,160	897,118
Specialized REITs : 0.42%
Millrose Properties, Inc. Class A♦†	1,949	21,556
Weyerhaeuser Co.	15,738	481,897
		503,453
Total common stocks (Cost $61,600,741)		118,839,730

		Yield
Short-term investments: 2.43%
Investment companies: 2.43%
Allspring Government Money Market Fund Select Class♠∞		4.32%	2,941,349	2,941,349
Total short-term investments (Cost $2,941,349)				2,941,349
Total investments in securities (Cost $64,542,090)	100.70%			121,781,079
Other assets and liabilities, net	(0.70)			(844,143)
Total net assets	100.00%			$120,936,936

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 5

Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$862,773	$28,252,435	$(26,173,859)	$0	$0	$2,941,349	2,941,349	$50,757
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini S&P 500	27	3-21-2025	$810,683	$819,079	$8,396	$0
See accompanying notes to portfolio of investments
6 | Allspring Diversified Large Cap Growth Portfolio

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Large Cap Growth Portfolio | 7

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$16,241,799	$0	$0	$16,241,799
Consumer discretionary	16,266,536	0	0	16,266,536
Consumer staples	1,905,221	0	0	1,905,221
Energy	1,751,899	0	0	1,751,899
Financials	14,284,343	0	0	14,284,343
Health care	11,036,074	0	0	11,036,074
Industrials	10,504,661	0	0	10,504,661
Information technology	44,502,689	0	0	44,502,689
Materials	945,937	0	0	945,937
Real estate	1,379,015	21,556	0	1,400,571
Short-term investments
Investment companies	2,941,349	0	0	2,941,349
	121,759,523	21,556	0	121,781,079
Futures contracts	8,396	0	0	8,396
Total assets	$121,767,919	$21,556	$0	$121,789,475
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of January 31, 2025, $78,400 was segregated as cash collateral for these open futures contracts.
At January 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Diversified Large Cap Growth Portfolio